united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31/24

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

BTS Tactical Fixed Income VIT Fund

Class 1 Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/vit.html. You can also request this information by contacting us at 1-877-287-9820. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1 Shares	$208	2.04%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income VIT Fund Class 1 and Class 2 Shares returned 4.56% and 4.81%, respectively. In comparison, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain.

In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering modest drawdown in the Fund. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, navigated the period well. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which our positioning in high-yield bonds capitalized on strong market sentiment.

In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income VIT Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,432
$10,596
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Tactical Fixed Income VIT Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,654	$10,055
Dec-2016	$10,926	$10,321
Dec-2017	$11,273	$10,687
Dec-2018	$10,823	$10,688
Dec-2019	$11,161	$11,620
Dec-2020	$11,575	$12,492
Dec-2021	$11,323	$12,299
Dec-2022	$9,933	$10,699
Dec-2023	$10,134	$11,291
Dec-2024	$10,596	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income VIT Fund	4.56%	-1.03%	0.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$4,770,672
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	72.8%
Money Market Funds	27.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
97.1%
Collateral for Securities Loaned
33.1%
Money Market Funds
3.1%
Liabilities in Excess of Other Assets
-33.3%

Value	Value
Liabilities in Excess of Other Assets	-33.3%
Money Market Funds	3.1%
Collateral for Securities Loaned	33.1%
Fixed Income	97.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	34.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33.1%
iShares iBoxx High Yield Corporate Bond ETF	22.8%
SPDR Bloomberg High Yield Bond ETF	19.8%
SPDR Portfolio High Yield Bond ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	9.9%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%

Material Fund Changes

The Board has determined based, in part, on the recommendation of the investment adviser of the BTS Tactical Fixed Income VIT Fund (the “Portfolio”), that it is in the best interests of the Portfolio and its shareholders that the Portfolio cease operations. The Board has decided to close the Portfolio and redeem all remaining outstanding shares on April 1, 2025.

BTS Tactical Fixed Income VIT Fund - Class 1 Shares

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/vit.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

BTS Tactical Fixed Income VIT Fund

Class 2 Shares

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about BTS Tactical Fixed Income VIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.btsfunds.com/funds/vit.html. You can also request this information by contacting us at 1-877-287-9820. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2 Shares	$259	2.54%

How did the Fund perform during the reporting period?

In 2024, the BTS Tactical Fixed Income VIT Fund Class 1 and Class 2 Shares returned 4.56% and 4.81%, respectively. In comparison, the Bloomberg U.S. Aggregate Bond Index returned 1.25%. The Fund successfully navigated bond market volatility as the Federal Reserve’s rate path remained uncertain.

In April, high inflation and strong economic data pushed the 10-year U.S. Treasury yield to 4.7%, triggering modest drawdown in the Fund. However, our allocation to high-yield bonds, which exhibited lower interest rate sensitivity, navigated the period well. As inflation concerns eased, the Fed signaled rate cuts beginning in 2024. From May to September, optimism about economic momentum and anticipated rate reductions fueled a rally, during which our positioning in high-yield bonds capitalized on strong market sentiment.

In Q4, bond market volatility returned as markets priced in a potential Trump victory. Despite a 0.75% interest rate reduction from September to November by the Federal Reserve, the 10-year Treasury yield jumped from 3.6% to 4.4% amid fiscal policy uncertainty. At its December meeting, the Fed paused further cuts, revising its 2025 outlook from 2-4 cuts to a maximum of two. These developments impacted rate-sensitive bonds more than our tactical high-yield positioning. The Fund’s Q4 peak-to-trough drawdowns remained within 1-2%, compared to 3-4% in the broader bond market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income VIT Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,432
$10,071
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	BTS Tactical Fixed Income VIT Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,679	$10,055
Dec-2016	$10,956	$10,321
Dec-2017	$11,270	$10,687
Dec-2018	$10,585	$10,688
Dec-2019	$10,898	$11,620
Dec-2020	$11,162	$12,492
Dec-2021	$10,895	$12,299
Dec-2022	$9,465	$10,699
Dec-2023	$9,609	$11,291
Dec-2024	$10,071	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
BTS Tactical Fixed Income VIT Fund	4.81%	-1.56%	0.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$4,770,672
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$0
  Portfolio Turnover58%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	72.8%
Money Market Funds	27.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.3%
Money Market Funds	3.1%
Collateral for Securities Loaned	33.1%
Fixed Income	97.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	34.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33.1%
iShares iBoxx High Yield Corporate Bond ETF	22.8%
SPDR Bloomberg High Yield Bond ETF	19.8%
SPDR Portfolio High Yield Bond ETF	9.9%
iShares Broad USD High Yield Corporate Bond ETF	9.9%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%

Material Fund Changes

The Board has determined based, in part, on the recommendation of the investment adviser of the BTS Tactical Fixed Income VIT Fund (the “Portfolio”), that it is in the best interests of the Portfolio and its shareholders that the Portfolio cease operations. The Board has decided to close the Portfolio and redeem all remaining outstanding shares on April 1, 2025.

BTS Tactical Fixed Income VIT Fund - Class 2 Shares

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.btsfunds.com/funds/vit.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $16,600

2023 - $16,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $3,900

2023 – $3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS TACTICAL FIXED INCOME VIT FUND

Annual Financial Statements and

Additional Information

December 31, 2024

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	FIXED INCOME - 97.1%
12,840	iShares Broad USD High Yield Corporate Bond ETF	$472,384
13,837	iShares iBoxx High Yield Corporate Bond ETF(a)	1,088,280
9,893	SPDR Bloomberg High Yield Bond ETF(a)	944,485
20,132	SPDR Portfolio High Yield Bond ETF	472,498
45,845	Xtrackers USD High Yield Corporate Bond ETF	1,654,087
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,440,064)	4,631,734

	SHORT-TERM INVESTMENTS —36.2%
	COLLATERAL FOR SECURITIES LOANED - 33.1%
1,579,850	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43% (Cost $1,579,850)(b)(c)	1,579,850

	MONEY MARKET FUND - 3.1%
149,244	Fidelity Investments Money Market Government Portfolio, Class I, 4.38% (Cost $149,244)(c)	149,244

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,729,094)	1,729,094

	TOTAL INVESTMENTS - 133.3% (Cost $6,169,158)	$6,360,828
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.3)%	(1,590,156)
	NET ASSETS - 100.0%	$4,770,672

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $1,547,535.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a fair value of $1,579,850 at December 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment securities:
At cost	$6,169,158
At fair value (includes securities on loan with a market value of $1,547,535)	$6,360,828
Due from advisor	21,029
Dividends and interest receivable	1,119
Prepaid expenses and other assets	455
TOTAL ASSETS	6,383,431

LIABILITIES
Securities lending collateral payable	1,579,850
Payable to related parties	7,318
Payable for Fund shares redeemed	4,982
Distribution (12b-1) fees payable	2,018
Accrued expenses and other liabilities	18,591
TOTAL LIABILITIES	1,612,759
NET ASSETS	$4,770,672

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$10,446,357
Accumulated losses	(5,675,685)
NET ASSETS	$4,770,672

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.90	(a)

Class 2 Shares:
Net Assets	$4,770,662
Shares of beneficial interest outstanding	636,918
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.49

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$420,092
Interest	5,689
Securities lending income	4,802
TOTAL INVESTMENT INCOME	430,583

EXPENSES
Investment advisory fees	60,179
Distribution (12b-1) fees:
Class 2	35,399
Accounting services fees	29,025
Audit and tax fees	24,219
Administrative services fees	24,104
Legal fees	19,846
Trustees’ fees and expenses	17,235
Transfer agent fees	16,614
Compliance officer fees	10,682
Printing and postage expenses	7,209
Custodian fees	6,023
Insurance expense	3,000
Interest expense	2,076
Other expenses	2,990
TOTAL EXPENSES	258,601

Fees waived/Reimbursed by the Advisor	(79,189)

NET EXPENSES	179,412

NET INVESTMENT INCOME	251,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	142,987
Net change in unrealized depreciation on investments	(98,192)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	44,795

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$295,966

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
FROM OPERATIONS
Net investment income	$251,171		$242,068
Net realized gain (loss) from investments	142,987		(450,005)
Net change in unrealized appreciation (depreciation) on investments	(98,192)		324,838
Net increase in net assets resulting from operations	295,966		116,901

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class 1	(0	) (a)	(0	) (a)
Class 2	(242,053)		(179,568)
Net decrease in net assets from distributions to shareholders	(242,053)		(179,568)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	1,426,183		904,952
Net asset value of shares issued in
Reinvestment of dividends and distributions to shareholders:
Class 1	0	(a)	0	(a)
Class 2	242,053		179,568
Payments for shares redeemed:
Class 2	(5,804,795)		(2,711,257)
Net decrease in net assets from shares of beneficial interest	(4,136,559)		(1,626,737)

TOTAL DECREASE IN NET ASSETS	(4,082,646)		(1,689,404)

NET ASSETS
Beginning of Year	8,853,318		10,542,722
End of Year	$4,770,672		$8,853,318

SHARE ACTIVITY
Class 1:
Share Reinvested	0	(b)	0	(b)
Net increase in shares of beneficial interest outstanding	0	(b)	0	(b)

Class 2:
Shares Sold	182,510		120,977
Shares Reinvested	32,102		24,398
Shares Redeemed	(753,866)		(361,994)
Net decrease in shares of beneficial interest outstanding	(539,254)		(216,619)

(a)	Amount is less than $0.50.

(b)	Amount is less than 0.50 shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class 1
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020

Net asset value, beginning of year	$7.94		$7.95		$9.23	$9.47	$9.33
Activity from investment operations:
Net investment income (1)	0.49		0.30		0.19	0.27	0.19
Net realized and unrealized gain (loss) on investments	(0.13	) (7)	(0.14)		(1.32)	(0.48)	0.15
Total from investment operations	0.36		0.16		(1.13)	(0.21)	0.34

Less distributions from:
Net investment income	(0.40)		(0.17)		(0.15)	(0.03)	(0.20)
Total distributions	(0.40)		(0.17)		(0.15)	(0.03)	(0.20)
Net asset value, end of year	$7.90		$7.94		$7.95	$9.23	$9.47

Total return (2)	4.56%		2.02%		(12.27)%	(2.18)%	3.71%

Net assets, end of year	$10		$10		$10	$11	$11
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.16	% (6)	2.27	% (5)	1.63%	1.52%	1.44%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.04	% (6)	2.02	% (5)	1.63%	1.52%	1.44%
Ratio of net investment income to average net assets (3,4)	4.05%		3.80%		2.26%	2.82%	1.95%
Portfolio Turnover Rate	58%		501%		1084%	579%	1825%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

(6)	Includes 0.04% for the year ended December 31, 2024 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class 2
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020

Net asset value, beginning of year	$7.53		$7.57		$8.88	$9.13	$9.12
Activity from investment operations:
Net investment income (1)	0.27		0.19		0.09	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.09		(0.08)		(1.25)	(0.30)	0.20
Total from investment operations	0.36		0.11		(1.16)	(0.22)	0.22

Less distributions from:
Net investment income	(0.40)		(0.15)		(0.15)	(0.03)	(0.21)
Total distributions	(0.40)		(0.15)		(0.15)	(0.03)	(0.21)
Net asset value, end of year	$7.49		$7.53		$7.57	$8.88	$9.13

Total return (2)	4.81%		1.53%		(13.12)%	(2.39)%	2.42%

Net assets, end of year (000s)	$4,771		$8,853		$10,543	$22,089	$27,419
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.66	% (6)	2.77	% (5)	2.13%	2.02%	1.94%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.54	% (6)	2.52	% (5)	2.13%	2.02%	1.94%
Ratio of net investment income to average net assets (3,4)	3.55%		2.50%		1.14%	0.85%	0.26%
Portfolio Turnover Rate	58%		501%		1084%	579%	1825%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Includes 0.02% for the year ended December 31, 2023 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

(6)	Includes 0.04% for the year ended December 31, 2024 attributed to line of credit expense and custody overdraft fees which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.	ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and Class 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund is a “fund of funds,” in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of December 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,631,734	$—	$—	$4,631,734
Collateral For Securities Loaned	1,579,850	—	—	1,579,850
Money Market Fund	149,244	—	—	149,244
Total	$6,360,828	$—	$—	$6,360,828

The Fund did not hold any Level 2 and Level 3 securities during the period.

*	Please refer to the Schedule of Investments for classification.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or a discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government Obligations, amounted to $4,079,727 and $8,240,101, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the year ended December 31, 2024, the Advisor earned advisory fees of $60,179.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The Advisor has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2025 so that the total annual operating expenses excluding (i) any front- end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board, on 60 days’ written notice to the Advisor. During the year ended December 31, 2024 the Advisor waived $79,189 in fees pursuant to the agreement.

As of December 31, 2024, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

12/31/2026	12/31/2027
$24,790	$79,189

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the year ended December 31, 2024, the Fund incurred distribution fees under the Plan of $35,399 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. For the year ended December 31, 2024, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$6,170,052	$198,200	$(7,424)	$190,776

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2024, and December 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$242,053	$179,568
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$242,053	$179,568

As of December 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$251,103	$—	$—	$(6,117,564)	$—	$190,776	$(5,675,685)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,117,564	$—	$6,117,564	$143,881

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company, the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024.

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
State Street Institutional U.S. Government Money Market Fund – Premier Class	$1,579,850	$—	$—	$—	$1,579,850

At December 31, 2024, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional U.S. Government Money Market Fund – Premier Class as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fund totaled $1,547,535 as of December 31, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral For Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,579,850 for the Fund as of December 31, 2024.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The amount of Collateral for Securities Loaned is offset by a liability recorded as “Securities Lending Collateral Payable” as shown on the Statement of Assets and Liabilities as of December 31, 2024.

		Gross		Net Amounts
		Amounts of		Presented in the	Financial	Cash
		Recognized		Statement of	Instruments	Collateral		Net Amount of
Description of Liability	Counterparty	Liabilities		Assets & Liabilities	Pledged	Received		Assets & Liabilities
Securities lending collateral	Securities Finance Trust Co.	$1,579,850	(1)	$1,579,850	$—	$1,579,850	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and does not include excess collateral received from the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

8.	LINE OF CREDIT

The Fund has entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $1,000,000. Borrowings under this agreement bear interest at the Prime Rate of 7.5% as of December 31, 2024, per annum, on the principal balance outstanding. The maturity date of the line of credit is July 28, 2025. During the year ended December 31, 2024, the Fund did not access the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended December 31, 2024 were $0 and 0%, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Nationwide Life Insurance Co. and Jefferson National Life Insurance Co. held approximately 68.28% and 31.72%, respectively, of the voting securities of the Fund for the benefit of others.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (“HYLB”). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. The Fund may redeem its investment from HYLB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYLB. The financial statements of HYLB, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2024, the percentage of the Fund’s net assets invested in HYLB was 34.7%.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the follow:

The Board has determined based, in part, on the recommendation of the investment adviser of the Advisor and its shareholders that the Fund cease operations. The Board has decided to close the Fund and redeem all remaining outstanding shares on April 1, 2025.

Report of Independent Registered Public Accounting Firm

Board of Trustees of Northern Lights Variable Trust and

the Shareholders of BTS Tactical Fixed Income VIT Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BTS Tactical Fixed Income VIT Fund (the Fund), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Emphasis of a Matter

As described in Note 11 to the financial statements, the Board of Trustees determined based, in part, on the recommendation of the investment adviser of the Fund, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has decided to close the Fund and redeem all remaining outstanding shares on April 1, 2025. Our opinion is not modified with respect to this matter.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more BTS Asset Management, Inc. advised investment companies since 2018.

Denver, Colorado
February 28, 2025

BTS Tactical Fixed Income VIT Fund
Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

BTS Tactical Fixed Income VIT Portfolio (Adviser – BTS Asset Management, Inc.) *

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, with respect to the BTS Tactical Fixed Income VIT Portfolio (“BTS Tactical VIT” or the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that BTS was founded in 1979, directly managed approximately $208 million in assets, with another $277 million in assets under advisement, and offered tactically managed investment strategies to individuals and investment companies. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund, considering their education and financial industry experience, and noting the longevity of BTS and the extended tenure of its personnel. The Trustees noted that BTS used proprietary quantitative models based on price data and momentum indicators to direct the firm’s investment decisions, including which sectors to invest in, which securities to hold, and when to take defensive possessions. The Trustees further noted that BTS’ investment committee regularly reviewed the firm’s models and made updates to the extent necessary. The Trustees agreed that BTS’ active trading style was supported by its technical models and that BTS dedicated resources to monitor and improve such models. The Trustees concluded that they expected BTS to continue providing quality service to the Fund for the benefit of its respective shareholders.

Performance.

BTS Tactical VIT. The Trustees observed that BTS Tactical VIT’s returns were below each of the Fund’s benchmark, peer group median, and category median over the prior one-year, three-year, five-year, and since inception periods but within the peer group and category ranges over the prior one-year and three-year periods. The Trustees recalled that BTS Tactical VIT’s investment strategy was substantially similar to BTS Tactical Fixed Income’s investment strategy, and acknowledged that the Fund’s year-to-date outperformance relative to the benchmark reflected the successful adoption of a more aggressive approach to the Fund’s investment strategy. The Trustees agreed that the Fund’s performance was not unreasonable.

Fees and Expenses.

BTS Tactical VIT. The Trustees noted that BTS charged BTS Tactical VIT an annual advisory fee of 0.85%, which was above the category median but below the peer group median. The Trustees further noted that BTS Tactical

BTS Tactical Fixed Income VIT Fund
Additional Information (Unaudited)(Continued)
December 31, 2024

VIT had a net expense ratio of 2.00%, which was above both the category and peer group medians but within the range for both the category and peer group. The Trustees noted that there was an expense limitation agreement in place for BTS Tactical VIT and that while both BTS Tactical VIT and BTS Tactical Fixed Income Fund pursued substantially similar strategies, BTS Tactical VIT had a lower advisory fee than BTS Tactical Fixed Income Fund, which BTS attributed to operational considerations arising from BTS Tactical VIT being a series of a variable insurance trust rather than a mutual fund series trust. The Trustees also acknowledged BTS’ representation that the Fund’s fees and expenses were reasonable because of the time and resources developing the quantitative model underlying the Fund’s investment strategy and the regular involvement of highly experienced senior personnel. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether BTS had achieved economies of scale in connection with the advisory services provided to the Fund. The Trustees acknowledged that, with respect to the Fund, there was an expense limitation agreement in place with respect to the Fund and that BTS had indicated its willingness to implement a breakpoint when the Fund’s assets reached $1 billion. The Trustees also noted that the Fund had declined in assets since the advisory contract was last renewed. The Trustees agreed that economies of scale had not yet been achieved and that the absence of breakpoints was currently appropriate.

Profitability. The Trustees considered whether the advisory relationship between BTS and the Fund was excessively profitable. Upon review of the profitability analyses provided by BTS, the Trustees observed that BTS incurred a loss from its advisory relationship with BTS Tactical VIT and concluded that such relationship was not excessively profitable.

Conclusion. Having requested and received such information from BTS as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement between the Trust and BTS, on behalf of BTS Tactical VIT, was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
55 Old Bedford Road, Suite 203
Lincoln, MA 01773

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/07/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	03/07/25